Segment Information	12 Months Ended
Dec. 31, 2010
Segment Information [Abstract]
Segment Reporting Disclosure
SEGMENT INFORMATION
We have aggregated certain of our properties in order to present four Reportable Segments: (i) Las Vegas Locals; (ii) Downtown Las Vegas; (iii) Midwest and South; and (iv) Atlantic City. The table below lists the classification of each of our properties.

Las Vegas Locals
Gold Coast Hotel and Casino	Las Vegas, Nevada
The Orleans Hotel and Casino	Las Vegas, Nevada
Sam's Town Hotel and Gambling Hall	Las Vegas, Nevada
Suncoast Hotel and Casino	Las Vegas, Nevada
Eldorado Casino	Henderson, Nevada
Jokers Wild Casino	Henderson, Nevada

Downtown Las Vegas
California Hotel and Casino	Las Vegas, Nevada
Fremont Hotel and Casino	Las Vegas, Nevada
Main Street Casino, Brewery and Hotel	Las Vegas, Nevada

Midwest and South
Sam's Town Hotel and Gambling Hall	Tunica, Mississippi
Par-A-Dice Hotel Casino	East Peoria, Illinois
Blue Chip Casino, Hotel & Spa	Michigan City, Indiana
Treasure Chest Casino	Kenner, Louisiana
Delta Downs Racetrack Casino & Hotel	Vinton, Louisiana
Sam's Town Hotel and Casino	Shreveport, Louisiana

Atlantic City
Borgata Hotel Casino & Spa	Atlantic City, New Jersey
Results of Operations - Adjusted EBITDA
We determine each of our wholly-owned properties' profitability based upon Property EBITDA, which represents each property's earnings before interest expense, income taxes, depreciation and amortization, preopening expenses, write-downs and other charges, share-based compensation expense, deferred rent, change in value of derivative instruments, and gain/loss on early retirements of debt, as applicable. Reportable Segment Adjusted EBITDA is the aggregate sum of the Property EBITDA for each of the properties included in our Las Vegas Locals, Downtown Las Vegas, and Midwest and South segments, and also includes our share of Borgata's operating income before net amortization, preopening and other items.
Results for Downtown Las Vegas include the results of our travel agency and captive insurance company. Effective April 1, 2008, we reclassified the reporting of our Midwest and South segment to exclude the results of Dania Jai-Alai, our pari-mutuel jai-alai facility, since it does not share similar economic characteristics with our other Midwest and South operations; therefore, the results of Dania Jai-Alai are included as part of the “Other” category on the accompanying table.
We reclassify the reporting of corporate expense on the accompanying table in order to exclude it from our subtotal for Reportable Segment Adjusted EBITDA and include it as part of total other operating costs and expenses. Furthermore, corporate expense is now presented to include its portion of share-based compensation expense. Corporate expense represents unallocated payroll, professional fees, aircraft expenses and various other expenses not directly related to our casino and hotel operations, in addition to the corporate portion of share-based compensation expense. Other operating costs and expenses include Property EBITDA from Dania Jai-Alai, deferred rent, and share-based compensation expense charged to our Reportable Segments. Interest expense is net of interest income and amounts capitalized. Interest expense for the year ended December 31, 2009 includes $8.9 million of prior period interest expense (from March 1, 2007, the date of the acquisition of Dania Jai-Alai, to December 31, 2008) related to the January 2009 amendment to the purchase agreement resulting in the finalization of our purchase price for Dania Jai-Alai (see Note 6, Goodwill).
The following table sets forth, for the periods indicated, certain operating data for our Reportable Segments, and reconciles Adjusted EBITDA to operating income (loss), as reported in our accompanying consolidated statements of operations for the years ended December 31, 2010, 2009 and 2008.

	Year Ended December 31,
	2010	2009	2008
	(In thousands)
Gross Revenues
Las Vegas Locals	$676,751	$713,354	$858,241
Downtown Las Vegas	241,618	251,000	263,005
Midwest and South	822,505	852,209	857,650
Atlantic City	747,405	—	—
Reportable Segment Gross Revenues	2,488,279	1,816,563	1,978,896
Other	6,445	7,603	8,659
Gross revenues	2,494,724	1,824,166	1,987,555

Reportable Segment Adjusted EBITDA
Las Vegas Locals	137,464	155,336	218,591
Downtown Las Vegas	34,227	46,102	40,657
Midwest and South	143,699	165,534	169,063
Atlantic City	144,458	59,470	60,520
	459,848	426,442	488,831

Other operating costs and expenses
Depreciation and amortization	199,275	165,725	170,295
Corporate expense	48,861	47,617	52,332
Preopening expenses	7,459	17,798	20,265
Our share of Borgata's preopening expenses	—	349	2,785
Our share of Borgata's other items and write-downs, net	34	(14,303)	81
Write-downs and other items, net	4,713	41,780	385,521
Other	15,568	11,283	10,981
Total other operating costs and expenses	275,910	270,249	642,260
Operating income (loss)	$183,938	$156,193	$(153,429)
The following table reconciles our operating income from Borgata, as reported in our consolidated statements of operations, to the Atlantic City Reportable Segment Adjusted EBITDA, as reported above:

	Year Ended December 31,
	2010	2009	2008
	(In thousands)
Operating income from Borgata	$8,146	$72,126	$56,356
Net amortization expense related to our investment in Borgata	—	1,298	1,298
Adjusted operating income	8,146	73,424	57,654
Our share of Borgata's preopening expenses	—	349	2,785
Our share of Borgata's other items and write-downs, net	34	(14,303)	81
Borgata EBITDA (March 24, 2010 through December 31, 2010)	136,278	—	—
Adjusted EBITDA, Atlantic City	$144,458	$59,470	$60,520
The following table reconciles the presentation of depreciation and amortization expense on our consolidated statements of operations to the presentation on the accompanying table.

	Year Ended December 31,
	2010	2009	2008
	(In thousands)
Depreciation and amortization expense, as reported in our consolidated statement of operations	$199,275	$164,427	$168,997
Net amortization expense related to our investment in Borgata	—	1,298	1,298
Depreciation and amortization expense, as reported above	$199,275	$165,725	$170,295
Total Assets
The Company's total assets, by Reportable Segment, consisted of the following amounts at December 31, 2010 and 2009:

	December 31,
	2010	2009
	(In thousands)
Assets
Las Vegas Locals	$1,284,160	$1,333,898
Downtown Las Vegas	136,868	147,260
Midwest and South	1,117,959	1,158,136
Atlantic City	1,463,298	—
Other	288,275	38,626
Total reportable segment assets	4,290,560	2,677,920
Corporate	1,398,729	1,782,037
Total assets	$5,689,289	$4,459,957
Capital Expenditures
The Company's capital expenditures for the years ended December 31, 2010, 2009 and 2008, by Reportable Segment, consisted of the following:

	Year Ended December 31,
	2010	2009	2008
	(In thousands)
Capital Expenditures:
Las Vegas Locals	$11,863	$12,107	$56,117
Downtown Las Vegas	3,356	3,294	3,266
Midwest and South	18,632	21,665	122,965
Atlantic City	12,637	—	—
Other	9,722	185	43
Total Reportable Segment Additions to Property and Equipment	56,210	37,251	182,391
Corporate entities	4,092	33,969	527,508
Total Additions to Property and Equipment	60,302	71,220	709,899
Change in Accrued Property Additions	27,175	86,337	(42,499)
Cash-Based Property Additions	$87,477	$157,557	$667,400